Note 5 - Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of leases [text block]
5.	Right-of-use assets and lease liabilities

The Company has lease agreements for its headquarter office space in Vancouver, B.C. Upon transition to IFRS
16,
the Company recognized
$394,654
of ROU assets and
$394,654
of lease liabilities.

The continuity of lease liabilities for the years ended
December 31, 2020
and
2019
are as follows:

	December 31, 2020	December 31, 2019
Opening balance	$292,679	$394,654
Less: lease payments	(143,428)	(134,280)
Interest expense	21,480	32,305
	170,731	292,679
Less: current portion of lease liabilities	(134,950)	(121,948)
Long-term portion of lease liabilities	$35,781	$170,731

The continuity of ROU assets for the years ended
December 31, 2020
and
2019
are as follows:

	December 31, 2020	December 31, 2019
Opening balance	$273,222	$394,654
Less: amortization of ROU assets	(121,432)	(121,432)
	$151,790	$273,222

During the year ended
December 31, 2020,
the Company recognized occupancy expenses of
$45,248
(
2019
-
$39,561;
2018
-
$Nil
) related to short term leases.

As at
December 31, 2020,
the remaining payments for the operating lease are due as follows:

	2021	2022	2023	2024	2025	Total
Office lease	$192,336	$48,084	-	-	-	$240,420